SHAREHOLDERS' EQUITY - Additional Information (Detail) In Billions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Aug. 31, 2005	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2011 Preferred Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2010 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2010 Class B Ordinary Shares USD ($)
Stockholders Equity Note [Line Items]
Issuance of Class B Ordinary shares upon conversion of all convertible preferred shares upon completion of IPO				16,648,877
Common stock, shares authorized	870,400,000	870,400,000						10,000,000	825,000,000	825,000,000	35,400,000	35,400,000
Par value per share (US$)	$ 0.00005	$ 0.00005						$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Number of votes per share									1		10
Transfer of Class B ordinary shares to Class A Ordinary shares	1,332	650,000	419,654
Common stock, shares outstanding									27,111,117	27,045,340	7,803,000	7,804,332
Minimum required percentage of each of the entity's PRC subsidiaries' after-tax profits to allocate to a general reserve fund	10.00%
Maximum requirement of each of the entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory surplus fund	10.00%
Maximum requirement of each of the entity's PRC VIEs' after-tax profits to be allocated to a statutory surplus fund as a percentage of each VIEs' registered capital	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory public welfare fund	5.00%
Maximum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory public welfare fund	10.00%
Amount of net assets of entity's PRC subsidiaries and VIEs restricted from being transferred to entity					$ 0.19	1.22	1.15